Fair Value Measurements (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award				5,806,280
Warrant Issuance Exercise Price Description				share or warrant issuance at less than $0.18945 price share or exercise price per share
Stock Options And Warrants Fair Value Disclosure		$ 2,288,361		$ 2,288,361		$ 5,081,335
Derivative Liability, Fair Value, Gross Liability		0		0		$ 0
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)		$ (152,557)	$ 6,999,529	$ 2,792,974	$ 2,667,788
RPC Pharma Ltd [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Percentage Of Shares Outstanding	15.00%
Short-term Debt	$ 3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 26,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	15.00%